Other income (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income [Line Items]
Total other income	$ 237	$ 155	$ 996	$ 392	$ 1,135